Financial Instruments - Financial position classified by level of the fair value hierarchy (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments
Financial assets fair value through profit or loss	$ 24,670	$ 17,083
Loan payable | Financial liabilities fair value through profit or loss
Financial Instruments
Financial liabilities fair value through profit or loss	0	7,610
Loan payable | Financial liabilities fair value through profit or loss | Level 1
Financial Instruments
Financial liabilities fair value through profit or loss	0	0
Loan payable | Financial liabilities fair value through profit or loss | Level 2
Financial Instruments
Financial liabilities fair value through profit or loss	0	0
Loan payable | Financial liabilities fair value through profit or loss | Level 3
Financial Instruments
Financial liabilities fair value through profit or loss	0	7,610
FVTOCI | Level 1
Financial Instruments
Financial assets fair value through profit or loss	7,681	12,958
FVTOCI | Level 2
Financial Instruments
Financial assets fair value through profit or loss	15,806	2,966
FVTOCI | Level 3
Financial Instruments
Financial assets fair value through profit or loss	1,183	1,159
Equity securities | FVTPL
Financial Instruments
Financial assets fair value through profit or loss	0	5,764
Equity securities | FVTPL | Level 1
Financial Instruments
Financial assets fair value through profit or loss	0	2,798
Equity securities | FVTPL | Level 2
Financial Instruments
Financial assets fair value through profit or loss	0	2,966
Equity securities | FVTPL | Level 3
Financial Instruments
Financial assets fair value through profit or loss	0	0
Debt securities | FVTPL
Financial Instruments
Financial assets fair value through profit or loss	15,806
Debt securities | FVTPL | Level 1
Financial Instruments
Financial assets fair value through profit or loss	0
Debt securities | FVTPL | Level 2
Financial Instruments
Financial assets fair value through profit or loss	15,806
Debt securities | FVTPL | Level 3
Financial Instruments
Financial assets fair value through profit or loss	0
Debt securities | FVTOCI
Financial Instruments
Financial assets fair value through profit or loss	7,681	10,160
Debt securities | FVTOCI | Level 1
Financial Instruments
Financial assets fair value through profit or loss	7,681	10,160
Debt securities | FVTOCI | Level 2
Financial Instruments
Financial assets fair value through profit or loss	0	0
Debt securities | FVTOCI | Level 3
Financial Instruments
Financial assets fair value through profit or loss	0	0
Loan receivable | FVTPL
Financial Instruments
Financial assets fair value through profit or loss	1,183	1,159
Loan receivable | FVTPL | Level 1
Financial Instruments
Financial assets fair value through profit or loss	0	0
Loan receivable | FVTPL | Level 2
Financial Instruments
Financial assets fair value through profit or loss	0	0
Loan receivable | FVTPL | Level 3
Financial Instruments
Financial assets fair value through profit or loss	$ 1,183	$ 1,159